Reportable Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Revenue	$ 423,688	$ 368,986
Operating earnings	16,933	14,214
Unallocated expenses	10,830	14,052
Capital Expenditures	41,841	48,616
Provision (benefit) for taxes	2,234	(2,092)
Depreciation, depletion and amortization	46,047	40,586
Net income	3,869	2,254
Total Assets	512,825	521,800
Total Liabilities	318,343	313,982
Transportation
Segment Reporting Information [Line Items]
Revenue	418,834	363,865
Operating earnings	15,770	12,888
Capital Expenditures	40,148	47,416
Depreciation, depletion and amortization	45,028	39,587
Total Assets	503,780	513,083
Total Liabilities	316,672	312,106
Oil and gas
Segment Reporting Information [Line Items]
Revenue	4,854	5,121
Operating earnings	1,163	1,326
Capital Expenditures	1,693	1,200
Depreciation, depletion and amortization	1,019	999
Total Assets	9,045	8,717
Total Liabilities	$ 1,671	$ 1,876